Bank Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Bank Borrowings
11.	BANK BORROWINGS
In
 April 2019
, Puxin Education entered into a bank borrowing agreement amounted to RMB41,000 with Xiamen International Bank. The annual interest rate was 7.0% and the term of the bank borrowing was
 6 months. The buildings of Beijing GEDU were mortgaged as collateral for the borrowing. As of December 31, 2019, the bank borrowing was fully repaid at maturity date.

In 2019, Puxin Education entered into a series of borrowing agreements amounted to RMB408,600 with Shanghai Pudong Development Bank (“SPD Bank”). The
annual interest rate was 4.35%
and the terms of the bank borrowings were

6-12
months. Deposits amounted to USD50,000 (equivalent to RMB348,090), which were recorded in the current portion of restricted cash, were pledged as collateral for the borrowings. As of December 31, 2019, bank borrowings amounted to RMB94,500 were repaid at the maturity date. As of December 31, 2020, the remaining amount, at
 RMB314,100
,

was fully repaid at the maturity date.
In 2020, Puxin Education entered into a series of borrowing agreements amounted to RMB660,000 with SPD Bank. The annual interest rate ranged from 4.27% to 5.22% and the terms of the bank borrowings were 12 months. Deposits amounted to USD78,850 (equivalent to RMB514,496), which were recorded in the current portion of restricted cash, were pledged as collateral for the borrowings amounted to RMB500,000. The buildings of Beijing GEDU were mortgaged as collateral for the borrowings amounted to RMB
160,000
.
As of December 31, 2020,
 RMB
80,000
of the bank borrowings was repaid at the maturity date.
In March 2020, Beijing Haidian Puxin Training School entered into a bank borrowing agreement amounted to RMB
5,000
with China Everbright Bank. The annual interest rate was
4.05
% and the term of the bank borrowing was
12
months. Puxin Education
is the
guarantor under the bank borrowing agreement.
In June 2020, Nanjing Innovation School entered into a bank borrowing agreement amounted to RMB
10,000
with Industrial and Commercial Bank of China. The annual interest rate was
4.35
% and the term of the bank borrowing was

6
months. Puxin Education
is the
guarantor under the bank borrowing agreement. As of December 31, 2020, the bank borrowing was fully repaid at maturity date.
For the years ended December 31,
 2018,
2019 and 2020, the Group recognized interest expense of
 RMB1,148,
RMB13,269 and RMB22,049 for these bank borrowings
, respectively.